Organization and Basis of Presentation Organization and Basis of Presentation Narrative (Details)	6 Months Ended
Jun. 30, 2020 deadWeightTon
Organization and Basis of Presentation [Table] [Line Items]
Document Period End Date	Jun. 30, 2020
Number of vessels owned	49
Vessels time charter-in	6
Number of Reportable Segments	2
DWT	3,367,800
Kamsarmax Vessel [Member]
Organization and Basis of Presentation [Table] [Line Items]
Number of vessels owned	16
Vessels time charter-in	5
Ultramax
Organization and Basis of Presentation [Table] [Line Items]
Vessels time charter-in	1
DWT	2,051,800
Minimum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	30,000
Ultramax pool [Member] | Minimum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	60,200
Ultramax pool [Member] | Maximum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	64,000
Kamsarmax pool [Member] | Minimum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	82,000
Kamsarmax pool [Member] | Maximum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	84,000